5. Convertible Debentures - Quarterly (Quarterly Member)	3 Months Ended
Mar. 31, 2014
Quarterly Member
5. Convertible Debentures

NOTE 5 – CONVERTIBLE DEBENTURES

On March 24, 2014, the Company issued several convertible debentures to certain accredited investors. The total amount of the debentures is $269,100 and matures on March 24, 2016 with zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at $0.1 per share. In addition, the Company granted to the same investors three−year warrants to purchase an aggregate of 1,345,500 shares of the Company’s common stock at $0.4 per share. As of March 31, 2014, $87,600 funds from the debentures have not been received by the Company and was recorded as debenture subscription receivable.

The debentures were discounted in the amount of $131,705 due to the intrinsic value of the beneficial conversion option and relative fair value of the warrants. As of March 31, 2014, the aggregate carrying value of the debentures was $138,658, net of debt discounts of $132,968. The Company recorded amortization of debt discount in amount of $1,263 during the three months ended March 31, 2014.